Accounting Policies, by Policy (Policies)	9 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Description of Business

Description of Business

Presto Automation Inc. and its subsidiaries (together, “Presto” or the “Company”) is headquartered in San Carlos, California. Prior to the Merger (as defined below), the Company operated as E la Carte, Inc. (“Legacy Presto”). E la Carte, Inc. was incorporated in the State of Delaware in October 2008. In 2018, E la Carte, Inc. together with its subsidiary adopted “Presto” as its trade name or doing business as (“dba”) name. In February 2019, the Company formed Presto Technology, Inc. as a wholly owned subsidiary located in Ontario, Canada.

Merger with Ventoux CCM Acquisition Corp.

Merger with Ventoux CCM Acquisition Corp.

On September 21, 2022, Ventoux CCM Acquisition Corp. (“Ventoux” or “VTAQ”) and its subsidiaries, then a special purpose acquisition corporation, acquired Legacy Presto via a series of mergers, whereby Legacy Presto became a limited liability company and a wholly owned subsidiary of Ventoux (the “Merger”). Upon completion of the Merger, Ventoux CCM Acquisition Corp. was renamed Presto Automation Inc. Prior to the Merger, Ventoux Acquisition Holdings LLC and Chardan International Investments, LLC were the co-sponsors of Ventoux (together the “Sponsors”) and with the close of the Merger remained significant shareholders in the Company.

Trust Proceeds and PIPE Investment

Following the closing of the Ventoux’s initial public offering on December 30, 2020, $151.5 million was placed in a trust account, (the “Trust”), for which various redemptions of amounts in the Trust were made up until the date of the Merger. On the closing date of the Merger, $9.5 million of unredeemed funds were released to Ventoux from the Trust.

In connection with the execution of the Merger, Ventoux entered into separate subscription with a number of investors, pursuant to which the subscribers agreed to purchase, and Ventoux agreed to sell to the subscribers, an aggregate of 7,133,687 shares of common stock (the “PIPE Shares”), for an aggregate purchase price of $55.4 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Merger.

Upon consummation of the Merger, Presto received approximately $49.8 million from the Trust and PIPE, net of transaction costs and other payments as set forth as follows:

Net Cash
Cash-Ventoux Trust and working capital cash	$9,584
Cash-PIPE investment	55,400
Less: transaction costs and other payments(1)	(15,144)
Total	$49,840

(1)      Amount reflects (1) the repayment of $1.9 million of Ventoux related party loans utilizing proceeds from Trust, (2) the payment of $7.8 million in Ventoux transaction costs related to the Merger, (3) the payment of $4.9 million in Legacy Presto transaction costs related to the Merger and (4) the payment of certain other costs not directly related to the Merger in the amount of $0.5 million. Legacy Presto also incurred $2.1 million in transaction costs which were paid via the issuance of 260,000 Company shares. Further in conjunction with the Merger, Legacy Presto incurred $3.2 million in transaction costs which were either paid prior to or after the Merger. As of March 31, 2023, all of the transaction costs incurred by Legacy Presto have been fully paid. Accordingly, in total Legacy Presto incurred transaction costs amounting to $10.4 million.

Legacy Presto Convertible Promissory Notes and Equity and the Exchange

Immediately prior to the closing of the Merger, all convertible promissory notes were converted into Legacy Presto common stock, all shares of outstanding redeemable convertible preferred stock of Legacy Presto were automatically converted into shares of Legacy Presto common stock, and all outstanding warrants for Legacy Presto shares were either exercised or exchanged into warrants of common stock of Presto. Upon the consummation of the

Merger, each share of Legacy Presto common stock issued and outstanding was canceled and converted into the right to receive 0.8099 shares (the “Exchange Ratio”) of common stock of Ventoux. Further the outstanding equity awards (including warrant, stock option and RSU holders) of Legacy Presto were canceled and converted using the Exchange Ratio with the holders receiving equivalent outstanding equity awards (including warrant, stock option and RSU holders) in the Company.

Earnout Arrangement with holders of Legacy Presto Common Stock and Outstanding Equity Awards

Concurrent with the closing of the Merger, holders of Legacy Presto common stock and outstanding equity awards (including warrant, stock option and RSU holders) had the right to receive up to an aggregate amount of 15,000,000 shares of Company common stock (or equivalent equity award) that would be issued as follows:

•        7,500,000 shares, if, during the period from and after the closing of the Merger until the third anniversary of the closing of the Merger, the Volume Weighted Average Price (“VWAP” as defined in the Agreement and Plan of Merger among Ventoux CCM Acquisition Corp., as Acquiror, Ventoux Merger Sub I Inc. as First Merger Sub., Ventoux Merger Sub II LLC as Second Merger Sub and E La Carte, Inc. as the Company, dated November 10, 2021 (the “Business Combination Agreement”) of Presto Common Stock is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days, and

•        an additional 7,500,000 shares, if, during the period from and after the closing of the Merger until the fifth anniversary of the closing of the Merger, the VWAP of Presto Common Stock is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days

The earnout shares are equity classified since they do not meet the liability classification criteria outlined in ASC 480, Distinguishing Liabilities from Equity and are under ASC 815-40 are both (i) indexed to the Company’s own shares and (ii) meet the criteria for equity classification. The fair value of the earnout shares is determined based on “Level 3” inputs, due to a lack of market data over inputs such as the volatility and the time incurred to meet the minimum VWAP as discussed above. The earnout shares are measured at fair value using the Monte Carlo valuation model. The valuation model utilized various key assumptions, such as volatility, discount rate and time incurred to meet the minimum VWAP. The grant date fair value of each earnout share was $3.17. Of the 15,000,000 earn-out shares, 4,771,116 earnout shares were given to common stock, option and RSU holders that are held by current employees and directors are accounted for under ASC 718. During the period from the date of the Merger through March 31, 2023, the Company recorded stock-based compensation expense associated with earnouts in the amount of $3.5 million to equity award holders who held awards associated with the Company’s equity incentive plan and to common stock holders held by current employees and directors, of which $2.3 million, $1.0 million, and $0.2 million are recorded within general and administrative, research and development and sales and marketing expenses, respectively, on the condensed consolidated statement of operations and comprehensive income (loss). During three months ended March 31, 2023, the Company recorded stock-based compensation expense associated with earnouts, to the same equity award holders as above, in the amount of $1.6 million of which $1.1 million, $0.4 million, and $68 thousand are recorded within general and administrative, research and development and sales and marketing expenses, respectively, on the condensed consolidated statement of operations and comprehensive income (loss).

As of March 31, 2023, unrecognized stock-based compensation expense is $11.3 million which is expected to be recognized over a weighted-average period of 1.5 years. Stock-based compensation for awards with a performance-based vesting condition that was previously deemed not probable to occur as of December 31, 2022, was modified in the three months ended March 31, 2023 to waive the condition and thus the performance condition was removed and resulted in an immaterial modification of expense and the awards are now vesting according to the original awards vesting schedule. As of March 31, 2023, 360,813 earnout shares held by current employees and directors were forfeited. The Earnout shares given to common stockholders not held by current employees and directors and warrant holders have been recorded with equal and offsetting effects on additional paid-in capital on its condensed consolidated balance sheet. As of March 31, 2023, all of the earnout shares remain unissued as the conditions to issuance have not been achieved.

Unvested Founder Share Arrangement with Founders

At the Closing, 444,500 founders shares held by the Sponsors (the “unvested founders shares”) became subject to the following vesting and forfeiture provisions:

(i)     the first 25% of such unvested founder shares owned by the Sponsors vest at such time as a $12.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date,

(ii)    the next 25% of such unvested founder shares owned by the Sponsors vests at such time as a $15.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date.,

(iii)   the next 25% of such unvested founder shares owned by the Sponsors vest at such time as a $20.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date and

(iv)   the remaining 25% of such unvested founder shares owned by the Sponsors shall vest at such time as a $25.00 Stock Price Level is achieved on or before the date that is five years after the Closing Date.

A “Stock Price Level” is considered achieved when the VWAP of the common stock is greater than or equal to the applicable threshold for any 40 consecutive trading days within a 60 trading day period. If the applicable Stock Price Level is not achieved on or prior to the date that is five years after the Closing Date, the applicable unvested founder shares shall not vest and shall be automatically forfeited and cancelled for no consideration. In the event of a change of control, any unvested founder shares shall automatically vest. As of March 31, 2023, all of the unvested founder shares remain unvested as the vesting conditions have not been achieved.

The Company has concluded that the unvested founder shares are accounted for as equity-linked instruments under ASC 815-40 and are not indexed to the entity’s own stock and accordingly, such financial instruments are classified as liabilities. With the closing of the Merger, the Company recorded $1.6 million within other long-term liabilities. During the period from the closing of the Merger until March 31, 2023 and the three months ended March 31, 2023 the Company recorded a gain on remeasurement of $1.4 million and $0.2 million respectively, which are included in change in fair value of warrants and convertible promissory notes in the condensed consolidated statement of operations and comprehensive income (loss).

Upon the closing of the Merger, Ventoux’s certificate of incorporation was amended and restated to, among other things, change its name from Ventoux CCM Acquisition Corp. to Presto Automation Inc., increase the total number of authorized shares of all classes of capital stock to 181,500,000 shares, of which 180,000,000 shares are designated as common stock, $0.0001 par value per share; and 1,500,000 shares designated preferred stock, $0.0001 par value per share. Immediately following the closing of the Merger, there were 50,639,837 shares of the Company’s common stock issued and outstanding and warrants to purchase 18,415,453 shares of the Company’s common stock outstanding.

The Merger is accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Under the guidance in ASC 805, Business Combinations, Ventoux was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Presto having a majority of the voting power of the post-combination company, Presto’s senior management comprising substantially all of the senior management of the post-combination company, the relative size of Presto compared to Ventoux, and Presto’s operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Presto issuing stock for the net assets of Ventoux, accompanied by a recapitalization. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of Presto and its wholly owned subsidiaries as if Legacy Presto is the predecessor to the Company. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the Exchange Ratio established in the Merger (0.8099 shares of Company common stock for every one share of Legacy Presto common stock).

Total net liabilities of Ventoux assumed by the Company was $9.8 million, which is inclusive of a liability for the private warrants of $9.4 million but excludes the $55.4 million in PIPE proceeds raised by Ventoux immediately prior to the Merger. The remaining net liabilities assumed from Ventoux were immaterial to the Company.

Cyborg Ops

As a consequence to the closing of the Merger, bonus and deferred consideration amounts owed to certain founding members of CyborgOps became due and payable resulting in an expense of $1.9 million, of which $1.8 million and $0.1 million has been recorded within research and development and sales and marketing, respectively, in the condensed consolidated statement of operations and comprehensive income (loss) for nine months ended March 31, 2023.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.

The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s condensed consolidated financial statements may not be comparable to financial statements of issuers who are required to comply with the effective dates for new or revised accounting standards based on public company effective dates.

The Company will remain an emerging growth company until the earliest of (i) the last day of the fiscal year in which the Company’s total annual gross revenue is at least $1.1 billion, (ii) the last day of the fiscal year following the fifth anniversary of the completion of Ventoux’s initial public offering, which occurred on December 30, 2020, (iii) the date on which the Company issued more than $1.0 billion in non-convertible debt securities during the prior three-year period, or (iv) the date on which the Company becomes a large accelerated filer.

Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and the rules and regulations of the Securities and Exchange Commission (“SEC”). References to ASC and ASU included herein refer to the Accounting Standards Codification and Accounting Standards Update established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. All intercompany balances and transactions have been eliminated in consolidation.

In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. They include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2023, and its results of operations for the three and nine months ended March 31, 2023 and 2022 and cash flows for the nine months ended March 31, 2023 and 2022. The results for the three and nine months ended March 31, 2023 and 2022, are not necessarily indicative of the results expected for the year or any other periods. These interim financial statements should be read in conjunction with the Legacy Presto’s financial statements and related notes for the fiscal year ended June 30, 2022 included as Exhibit 99.1 of the Current Report on Form 8-K as filed with the SEC on December 16, 2022, where we include additional information on our critical accounting estimates, policies, and the methods and assumptions used in our estimates. The unaudited condensed consolidated balance sheet as of June 30, 2022, has been derived from the Company’s audited financial statements.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets, liabilities, revenues, expenses, and disclosures. Accordingly, actual amounts could differ from those estimates, and those differences could be material.

Uses of estimates include, but are not limited to, the collectability of accounts receivable, the useful lives of property and equipment and intangible assets, inventory valuation, the fair value of financial instruments, valuation of deferred tax assets and liabilities, valuation assumptions utilized in calculating the estimated value of stock-based compensation, valuation of warrants, earnout arrangements and unvested founder shares, valuation of goodwill and intangible assets acquired and impairment of long-lived assets. The Company has assessed the impact and is not aware of any specific events or circumstances that required an update to the Company’s estimates and assumptions or materially affected the carrying value of the Company’s assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained.

Risk and Uncertainties

Risk and Uncertainties

The Company is subject to a number of risks common to emerging, technology-based companies, including a limited operating history; dependence on key individuals; rapid technological changes; competition from substitute products and larger companies; the need for additional financing to fund future operations; and the successful development, marketing, and outsourced manufacturing of the Company’s products and services as well as the impact of the novel coronavirus disease (“COVID-19”) on the restaurant industry.

Impact of COVID-19

Impact of COVID-19

The Company has been subject to risks and uncertainties because of the outbreak of COVID-19, and actions taken by the federal, state and local governments to control the spread of infections. The extent of any continuing impact of the COVID-19 pandemic on the Company’s business remains uncertain and difficult to predict, as government authorities may implement new restrictions in response to changes in the number of COVID-19 infections or new variants of the disease. Additionally, economies worldwide have been negatively impacted by the COVID-19 pandemic, which resulted in a global economic slowdown, supply chain issues and inflationary pressures.

The Company took several actions to mitigate the effects of the COVID-19 pandemic on its operations and franchisees. In April 2020, the Company received a loan of approximately $2.6 million under the U.S. Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”), to assist with the economic hardships caused by the pandemic. In March 2021, the Company received a second loan of approximately $2.0 million under the PPP. In August 2021, the Company was granted forgiveness of the first loan of approximately $2.6 million. In July 2022, the Company was granted forgiveness of the second loan of approximately $2.0 million. Refer to Note 7 for further details.

In the three and nine months ended March 31, 2022, the volume of repair charges the Company experienced was higher than usual due to a liquid ingress issue resulting from COVID-19 related actions by its customers. The Company’s devices failed primarily due to the use of extremely strong commercial disinfectant solutions by customers to clean the hardware devices as a mandatory precaution protocol due to COVID-19. Due to use of commercial cleaning products, the solution leaked into the hardware causing significant damage to the devices and requiring replacement of such devices. To prevent disruption to customers’ businesses, the Company incurred losses on infrequent customer repairs of $0.1 million and $0.6 million for the three and nine months ended March 31, 2022, respectively, for this issue. The Company has an outstanding claim to recover the costs from its third-party subcontractor who manufactures the hardware, for which the Company received a favorable arbitrator ruling in June 2022. Refer to Note 8 for further details.

The severity of any continued impact of the COVID-19 pandemic or similar health emergencies or pandemics in the future on the Company’s business will depend on a number of factors, including, but not limited to, how long the pandemic will last, whether/when recurrences of the virus may arise, what restrictions on in-restaurant dining may be enacted or re-enacted, the availability and acceptance of vaccines, the timing, and extent of customer re-engagement with its brands and, in general, what the short- and long-term impact on consumer discretionary spending may be on the Company and the restaurant industry as a whole, all of which are uncertain and cannot be predicted. The Company’s future results of operations and liquidity could be impacted adversely by future dine-in restrictions and the failure of any initiatives or programs that the Company may undertake to address financial and operational challenges faced by it and its franchisees. As such, the extent to which the Company’s financial condition , liquidity, or results of operations may be negatively impacted by COVID-19 or other health emergencies or pandemics, resulting supply chain disruptions, inflationary pressures and general macroeconomic conditions remains highly uncertain.

Liquidity and Capital Resources

Liquidity and Capital Resources

As of March 31, 2023 and June 30, 2022, the Company’s principal sources of liquidity were cash and cash equivalents of $27.0 million and $3.0 million, respectively, which were held for working capital purposes.

Since inception, the Company has financed its operations primarily through financing transactions such as the issuance of convertible promissory notes and loans, and sales of convertible preferred stock. The Company has incurred recurring operating losses since its inception, including operating losses of $42.3 million and $21.6 million for the nine months ended March 31, 2023 and 2022, respectively. As of March 31, 2023 and June 30, 2022, respectively, the Company had an accumulated deficit of $198.7 million and $200.8 million and the Company expects to generate operating and net losses for the near term. Cash from operations could also be affected by various risks and uncertainties, including, but not limited to, the effects of the COVID-19 pandemic, including timing of cash collections from customers. While the Company received net cash of $49.8 million from the completion of the Merger and raised net cash proceeds of $13.7 million from the issuance of new debt and payment of certain legacy debt obligations, additional capital infusion will be necessary in order to fund currently anticipated expenditures, and to meet the Company’s obligations as they come due. The Company’s future capital requirements will depend on many factors, including the revenue growth rate, subscription renewal activity, billing frequency, the success of future product development, and the timing and extent of spending to support further sales and marketing and research and development efforts.

The Company intends to secure additional fundings from either public or private financing sources, and these plans for additional financings are intended to mitigate the conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern, however as the plans are outside of management’s control, the Company cannot ensure they will be effectively implemented. In the event that additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital when desired, its business, results of operations, and financial condition would be materially and adversely affected. As a result, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Concentrations of Risks, Significant Customers and Investments

Concentrations of Risks, Significant Customers and Investments

The Company’s financial instruments are exposed to concentrations of credit risk and consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-quality financial institutions with investment-grade ratings. In the event of a failure of any financial institutions where the Company maintains deposits, it may lose timely access to its funds and incur losses to the extent its deposits exceed amounts insured by the Federal Deposit Insurance Corporation, as described below.

The following three largest restaurant logos (including, as applicable, the franchisees of such restaurants aggregated as a single customer for reporting purposes) accounted for more than 10% of revenues:

	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Customer A	62%	51%	61%	51%
Customer B	16%	26%	21%	26%
Customer C	18%	14%	15%	16%
	96%	91%	97%	93%

The following restaurant logos accounted for more than 10% of accounts receivable:

	As of March 31, 2023	As of June 30, 2022
Customer A	39%	31%
Customer B	20%	41%
Customer D	27%	11%
	86%	83%

*        Customer C represents less than 10% of accounts receivable and therefore was omitted from the above schedule.

The Company also is exposed to vendor concentration risk as it supplies tablets from one vendor and currently source some hardware and software components used in the AI Platform from one vendor. The Company’s operating results could be adversely affected should any of the following occur: the vendor used to supply tablets increases their prices or either vendor incurs disruptions in its supply of goods or services.

Financial Institutions

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents on deposit with financial institutions, the balances of which frequently exceed federally insured limits. On March 10, 2023, SVB was closed by the California Department of Financial Protection and Innovation, which appointed the FDIC as receiver. If any of the financial institutions with whom we do business were to be placed into receivership, we may be unable to access to the cash we have on deposit with such institutions. If we are unable to access our cash and cash equivalents as needed, our financial position and ability to operate our business could be adversely affected. The Company has $26.5 million in deposits in excess of the FDIC limits at March 31, 2023.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Co-CODMs are the Chief Executive Officer and the Chief

Financial Officer, who review financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company’s operations constitute a single operating segment and one reportable segment.

The Company has operations in the United States and Canada. The Company earns primarily all of its revenue in the United States and all of its long-lived assets are held in the United States.

Investment in non-affiliate

Investment in non-affiliate

Investments in non-affiliates include equity security investments in third party entities without a readily determinable fair value in which the Company’s influence is deemed non-significant. Investments in non-affiliates are recorded using the measurement alternative for investments without readily determinable fair values, whereby the investment is measured at cost less any impairment recorded or observable price changes. Any impairments or observable price changes are reported in other income, net in the condensed consolidated statements of operations and comprehensive income (loss).

Leases

Leases

The Company leases real estate facilities under a non-cancelable operating lease with remaining lease terms of six months to three years. The Company determines if an arrangement contains a lease at inception based on whether there is an identified property or equipment and whether the Company controls the use of the identified asset throughout the period of use.

The Company adopted ASU No. 2016-02, Leases (Topic 842) on July 1, 2022, using the modified retrospective approach

Upon adoption the Company recorded a right of use asset (“ROU”) and an operating lease liabilities. The operating lease ROU asset represents the Company’s right to use the underlying asset for the lease term and the lease liability represents the Company’s obligation to make lease payments arising from the lease.

The operating lease liability is measured and recognized at the lease inception date based on the present value of lease payments over the lease term discounted based on the more readily determinable of (i) the rate implicit in the lease or (ii) the Company’s incremental borrowing rate (which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease). Because the Company’s operating lease does not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at lease commencement date for borrowings with a similar term.

The Company’s operating lease ROU asset is measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options at commencement. The Company does not allocate consideration between lease and non-lease components. The Company’s lease agreement contains variable costs such as common area maintenance, operating expenses, or other costs. Variable lease payments are recognized in the period in which the obligation for those payments are incurred. In addition, the Company does not recognize ROU assets or lease liabilities for leases with a term of twelve months or less of all asset classes; lease expense from these leases are recognized on a straight-line basis over the lease term.

Revenue Recognition

Revenue Recognition

During the three and nine months ended March 31, 2023 and 2022, the Company derived its revenues from two revenue streams: (1) sales and leases of the Presto Touch and AI Platform products (“Platform revenue”), which includes hardware, hardware accessories, software and customer support and maintenance, and (2) Premium Content (gaming) and other revenue, which includes professional services (“Transaction revenue”).

Platform Revenue

The platform revenue stream is generated from fees charged to customers for access to the Company’s Presto Touch, which is recognized ratably. Part of the total contract value is due upon execution of the contract, and the remainder is due when the customer goes live. The contracts with customers are generally for a term ranging from 12 to 48 months. Amounts invoiced in excess of revenue recognized are recorded as deferred revenue. Revenue generated from the AI Platform (previously Voice and Vision) was not material for the three and nine months ended March 31, 2023 and 2022. Such revenue generated from the AI Platform is inclusive of contra-revenue related to the fair value of the warrant treated as a reduction to the transaction price of an AI Platform customer of $0.5 million and $1.1 million for the three and nine months ended March 31, 2023, respectively. For further details of the terms of the warrant, refer to Note 10.

The Company also maintains arrangements with certain customers whereby the Company leases the Presto Touch to its customer. Revenue associated with the lease is recognized on a straight-line basis as platform revenue over the lease term in the condensed consolidated statements of operations and comprehensive loss.

Transaction Revenue

Transaction revenue consists of a single performance obligation recognized at a point in time when the content is delivered and used. Transaction revenue is recognized on a gross basis as the Company is the principal in the relationship and the restaurant acts as a sales agent between the Company and the diner to upsell premium content purchases during the dining experience. The Company is the principal as the Company is the primary obligor responsible for fulfillment, controls the gaming license and its accessibility and has influence in establishing the price charged to the diner. The portion of gaming service collections withheld by the restaurant for sales commission are recorded to transaction cost of revenues.

The Company determines revenue recognition through the following steps:

1.      Identification of the contract, or contracts, with a customer — the Company enters into a master sales agreement (“MSA”) with the customer which is signed by both parties. The rights and obligations are outlined in the MSA and payment terms are clearly defined. The Company then enters into a license agreement, typically with each franchisee, which outlines the specified goods and services to be provided. The Company may also enter into separate gaming agreements with diners, whereby the customer agrees to pay for use of the premium content. Each MSA, in conjunction with a license agreement, and each gaming agreement, has commercial substance, whereby the Company is to provide products and services in exchange for payment, and collectability is probable.

2.      Identification of the performance obligations in the contract — The Company’s contracts with customers include promises to transfer multiple goods and services. For all arrangements with multiple services, the Company evaluates whether the individual services qualify as distinct performance obligations. In the Company’s assessment of whether a service is a distinct performance obligation, the Company determines whether the customer can benefit from the service on its own or with other readily available resources and whether the service is separately identifiable from other services in the contract. This evaluation requires the Company to assess the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated, highly interrelated, or significantly modify each other, which may require judgment based on the facts and circumstances of the contract.

The Company identified the following performance obligations: for the MSAs and license agreements, 1) sales or leases of hardware, software-as-a-service (“Saas”) and maintenance as one combined performance obligation (“Presto Touch”) and for gaming agreements, 2) premium content, or gaming. Professional services were insignificant during the three and nine months ended March 31, 2023 and 2022.

The Presto Touch is considered a single performance obligation because each element of the Presto Touch is interdependent and cannot function independently. The software and hardware for the Presto Touch represent one combined output and the customer cannot benefit from the use of one element without the other.

When the Company enters into gaming agreements, the Company’s Presto Touch includes the capability of providing entertainment services, designed (either on its own or through other subcontractors) and provided by the Company via internet, that can be purchased by diners. The games are only accessible over the internet, and upon the diner making the decision to pay for the content, the diner receives the right to access the game on the Presto Touch. Gaming fees are usage based through the diner’s use of the device and stipulated in a separate contract with the diner. Any fees that are incurred are collected by the restaurant as part of the normal payment for the dining check from the diner and remitted back to the Company, net of commissions paid to the restaurant as the sales agent. Premium content revenue, or gaming revenue, is therefore one performance obligation.

3.      Determination of the transaction price — the Company’s MSAs stipulate the terms and conditions, and separate license agreements dictate the transaction price, and typically outlines as a price per store location or price per number of Presto Touches used. The transaction price is generally a fixed fee, with a portion due upfront upon signing of the contract and the remainder due upon installation of the Presto Touch. The transaction price for transaction revenue is a fixed fee charged per game. The Company occasionally provides consideration payable to a customer, which is recorded as a capitalized asset upon payment and included as part of deferred costs and amortized as contra-revenue over the expected customer life.

4.      Allocation of the transaction price to the performance obligations in the contract — As the Presto Touch is one combined performance obligation, no reallocation of the contract price is required. The Company’s premium content contract is comprised of one performance obligation and does not require reallocation of the contract price.

5.      Recognition of revenue when, or as, the Company satisfies a performance obligation — As the customer simultaneously receives and consumes the benefits provided by the Company through continuous access to its SaaS platform, revenue from the Presto Touch is satisfied ratably over the contract period as the service is provided, commencing when the subscription service is made available to the customer. Transaction revenue does not meet the criteria for ratable recognition and is recognized at a point in time when the gaming service is provided.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company computes net income (loss) per share, or earnings per share (“EPS”), following ASC Topic 260, Earnings per Share. Basic EPS is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the if-converted method; the potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that are potentially an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In February 2016, the FASB issued Topic 842 which generally requires companies to recognize operating and financing lease liabilities and corresponding ROU assets on the balance sheet. The Company adopted the standard as of July 1, 2022, using the modified retrospective approach and has elected to use the optional transition method which allows the Company to apply the guidance of ASC Topic 840, Leases, including disclosure requirements, in the comparative periods presented. The Company elected certain practical expedients, including the option not to apply lease recognition for short-term leases; an election to not separate lease from non-lease components; and a package of practical expedients such that, upon the initial adoption of Topic 842, the Company did not reassess whether expired or existing contracts contain leases, nor did the Company reassess the lease classification for expired or existing leases. The Company did not elect the practical expedient to use hindsight in determining the lease term and in assessing impairment of ROU assets.

The adoption of the new standard resulted in recognition of an operating lease ROU asset and operating lease liability of $0.5 million and $0.5 million, respectively, as of July 1, 2022. There was no cumulative impact of transition to retained earnings as of the adoption date. The standard did not impact the accompanying condensed consolidated statements of operations and comprehensive income (loss) and the accompanying condensed consolidated statements of cash flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in ASC 740, Income Taxes in order to reduce cost and complexity of its application. The standard is effective for the Company beginning in fiscal year 2023 and interim periods in the following years. Most amendments within this guidance are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. We adopted this guidance on July 1, 2022 and it did not have a material impact at the time of adoption on our condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The standard is effective for the Company beginning in fiscal year 2023 and interim periods within that year. We adopted this guidance on July 1, 2022 and it did not have a material impact at the time of adoption on our condensed consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments Topic 326: Credit Losses Measurement of Credit Losses on Financial Instruments (Topic 326), which requires an entity to utilize a new impairment model known as the current expected credit loss (CECL) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. This guidance also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. Entities will apply the standard’s provisions as a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The FASB subsequently issued ASU 2018-19, ASU 2019-04, and ASU 2019-10, which clarified the implementation guidance and effective date of Topic 326. Topic 326 is effective for the Company beginning fiscal year 2024. The Company is currently evaluating the impact of the adoption of this standard on the Company’s condensed consolidated financial statements.

In August 2020, the FASB issued ASU 2020 06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity, which simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. The standard also simplifies guidance in Topic 815-40 by removing certain criteria that must be satisfied in order to classify a contract as equity and revises the guidance on calculating earnings per share, requiring the use of the if-converted method for all convertible instruments. The standard is effective for the Company beginning in fiscal year 2025. The Company is currently evaluating the impact of the adoption of this standard on the Company’s condensed consolidated financial statements.

In March 2020 with an update in January 2021, the FASB issued ASU 2020 04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and ASU 2021 01, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions for applying current U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (“LIBOR”) or by another reference rate expected to be discontinued. The guidance can be adopted immediately and is applicable to contracts entered into on or before December 31, 2022. The Company is currently evaluating its contracts that reference LIBOR and the potential effects of adopting this new guidance but does not expect this standard to have a material effect. The Company does not intend to adopt the standard early.